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<filename>Fund B 13f-December 2009.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Dec 31, 2009

Check here if Amendment   ; Amendment Number:
This Amendment (Check only one.): [  ]is a restatement.
				  [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		New Jersey Division of Investment
Address:	50 W State St 9th Floor
                PO Box 290
		Trenton, NJ 08625-0290

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Ray A. Joseph
Title:	Deputy Director
Phone:	609-292-5106

Signature, Place, and Date of Signing:

Ray A. Joseph  Trenton, NJ 	February 5, 2010



Report Type (Check only one.):

X	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers reporting for this manager:
None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information table Entry Total:	   12

Form 13F Information Table Value Total:	   178187 x 1000

List of other included managers
none

No.	13F File Number		Name


Name of Issuer                    Title     Cusip     Value      Shrs or    SH/   PUT  Investment OtherVoting Authority
                                  of class            x 1000     Prin AMT   Prn   Call Discretion Mgr  Sole    Shared  None
---------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP               UNIT      026874115 696        62100      SH         SOLE            62100
AMERICAN TOWER CORP               NOTE      029912AF9 10         10000      SH         SOLE            10000
BLACKROCK CORPORATE HY FD VI INC  COM       09255P107 4240       400000     SH         SOLE            400000
BLACKROCK DEBT STRATEGIES FD INC  COM       09255R103 2880       800000     SH         SOLE            800000
CIT GROUP INC                     COM NEW   125581801 187        6785       SH         SOLE            6785
HORIZON LINES CV                  NOTE      44044KAB7 406        500000     SH         SOLE            500000
ISHARES IBOXX H/Y CORP BOND       TR        464288513 4392       50000      SH         SOLE            50000
ISHARES IBOXX INV GR CORP BOND    TR        464287242 135395     1300000    SH         SOLE            1300000
LEAP WIRELESS                     NOTE      521863AL4 583        705000     SH         SOLE            705000
PENN VIRGINIA CO                  NOTE      707882AA4 948        1000000    SH         SOLE            1000000
PIMCO HIGH INCOME FUND            COMS SHS  722014107 23870      2200000    SH         SOLE            2200000
WESTERN ASSET HIGH INC FD II      COM       95766J102 4580       500000     SH         SOLE            500000